Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY V. PERFORMANCE
Below is the disclosure of the compensation of the Company’s Principal Executive Officers (“PEOs”) and as an average for all of our other named executive officers (“Non-PEO NEOs”) for the last four fiscal years calculated in accordance with the recently adopted Item 402(v) of Regulation S-K. Item 402(v). The table below also shows (i) the Company’s cumulative total stockholder return (or “TSR”), (ii) the TSR of the S&P 500 Healthcare Index, which we have used as our peer group for purposes of disclosure in the table below, (iii) the Company’s net income for the applicable fiscal year, and (iv) the Company’s performance with respect to a “company-selected measure” (or “CSM”) which in our assessment represents the single most important financial performance metric used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to the Company’s performance. We selected Adjusted EBITDA as the CSM required for disclosure in the table below.
Year	SCT Total For PEO	Compensation Actually Paid (“CAP”) to PEO	SCT Total For PEO	CAP to PEO	SCT Total For PEO	CAP to PEO	Average SCT Total For Non- PEO NEOs(3)	Average CAP To Non- PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on TSR of:		Net Income	Adjusted EBITDA(6)
	Thomas S. Lam, M.D., M.P.H(1)(2)		Brandon K. Sim, M.S.(1)(2)		Kenneth Sim, M.D.(1)(2)				ASTH(4)	S&P 500 Healthcare Index(4)(5)	(In millions)
2023	$5,217,562	$4,314,127	$14,311,250	$13,561,755	$—	$—	$3,827,960	$3,356,039	$208	$143	$58	$147
2022	$1,487,709	$(5,920,199)	$15,302,775	$997,261	$—	$—	$1,667,352	$(574,925)	$161	$140	$46	$140
2021	$6,857,194	$16,090,110	$9,006,157	$15,536,119	$6,863,527	$16,096,441	$688,309	$1,155,454	$399	$143	$46	$134
2020	$2,515,142	$2,412,546	$—	$—	$2,521,773	$2,419,178	$685,422	$695,307	$99	$113	$122	$103

(1)
The PEOs shown in the table above for each applicable fiscal year are as follows:

Year	PEOs
2023	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2022	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2021	Kenneth Sim, M.D., Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2020	Kenneth Sim, M.D. and Thomas Lam, M.D., M.P.H

(2)
As the valuation methods for compensation actually paid (“CAP”) required by the SEC differ from those required in the Summary Compensation Table (“SCT”), the table below provides a reconciliation of the SCT amounts to the CAP amounts in the Pay Versus Performance table for the PEOs and Non-PEO NEOs for each of the last four fiscal years.

(3)
The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:

Year	Non-PEO NEOs
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.
2020	Eric Chin, Brandon K. Sim M.S., Adrian Vazquez, M.D., and Albert Young, M.D., M.P.H.

(4)
Pursuant to the SEC rules, total stockholder return, or TSR, reflects an initial investment of $100 on December 31, 2019.

(5)
The peer group of the listed fiscal year consists of the S&P 500 Healthcare Index.

(6)
The company selected measure is Adjusted EBITDA.

Summary Compensation Table to Compensation Actually Paid Reconciliation Table
	PEO #1 Thomas S. Lam, M.D., M.P.H.
	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$5,217,562	$1,487,709	$6,857,194	$2,515,142
Less, Value of Stock & Option Awards Reported in SCT(1)	(3,253,500)	—	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	2,298,000	—	5,875,821	1,486,990
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	171,330	(3,852,379)	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	(119,265)	(3,555,529)	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—

Compensation Actually Paid	$4,314,127	$(5,920,199)	$16,090,110	$2,412,546
	PEO #2 Brandon K. Sim, M.S.
	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$14,311,250	$15,302,775	$9,006,157
Less, Value of Stock & Option Awards Reported in SCT(1)	(12,499,943)	(13,567,843)	(7,816,831)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	9,243,092	6,778,744	13,976,639
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	1,821,347	(5,032,202)	—
Plus, FMV of Awards Granted this Year That Vested this Year	527,597	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	158,412	(2,484,213)	370,154
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—

Compensation Actually Paid	$13,561,755	$997,261	$15,536,119
	PEO #3 Kenneth Sim, M.D.
	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,863,527	$2,521,773
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	5,875,819	1,486,991
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—

Compensation Actually Paid	$16,096,441	$2,419,178
	Average NEOs
	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$3,827,960	$1,667,352	$688,309	$685,422
Less, Value of Stock & Option Awards Reported in SCT(1)	(2,617,300)	(880,452)	(205,730)	(204,895)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	1,818,867	524,690	652,802	107,514
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	180,624	(956,215)	17,308	—
Plus, FMV of Awards Granted this Year That Vested this Year	155,544	77,967	—	107,266
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	(9,656)	(1,008,267)	2,765	—
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—

Compensation Actually Paid	$3,356,039	$(574,925)	$1,155,454	$695,307

(1)
Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our Common Stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s Common Stock.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The PEOs shown in the table above for each applicable fiscal year are as follows:

Year	PEOs
2023	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2022	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2021	Kenneth Sim, M.D., Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2020	Kenneth Sim, M.D. and Thomas Lam, M.D., M.P.H

Peer Group Issuers, Footnote	(5) The peer group of the listed fiscal year consists of the S&P 500 Healthcare Index.
Adjustment To PEO Compensation, Footnote
(1)
The PEOs shown in the table above for each applicable fiscal year are as follows:

Year	PEOs
2023	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2022	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2021	Kenneth Sim, M.D., Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2020	Kenneth Sim, M.D. and Thomas Lam, M.D., M.P.H
Summary Compensation Table to Compensation Actually Paid Reconciliation Table
	PEO #1 Thomas S. Lam, M.D., M.P.H.
	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$5,217,562	$1,487,709	$6,857,194	$2,515,142
Less, Value of Stock & Option Awards Reported in SCT(1)	(3,253,500)	—	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	2,298,000	—	5,875,821	1,486,990
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	171,330	(3,852,379)	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	(119,265)	(3,555,529)	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—

Compensation Actually Paid	$4,314,127	$(5,920,199)	$16,090,110	$2,412,546
	PEO #2 Brandon K. Sim, M.S.
	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$14,311,250	$15,302,775	$9,006,157
Less, Value of Stock & Option Awards Reported in SCT(1)	(12,499,943)	(13,567,843)	(7,816,831)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	9,243,092	6,778,744	13,976,639
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	1,821,347	(5,032,202)	—
Plus, FMV of Awards Granted this Year That Vested this Year	527,597	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	158,412	(2,484,213)	370,154
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—

Compensation Actually Paid	$13,561,755	$997,261	$15,536,119
	PEO #3 Kenneth Sim, M.D.
	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,863,527	$2,521,773
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	5,875,819	1,486,991
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—

Compensation Actually Paid	$16,096,441	$2,419,178

Non-PEO NEO Average Total Compensation Amount	$ 3,827,960	$ 1,667,352	$ 688,309	$ 685,422
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,356,039	(574,925)	1,155,454	695,307
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:

Year	Non-PEO NEOs
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.
2020	Eric Chin, Brandon K. Sim M.S., Adrian Vazquez, M.D., and Albert Young, M.D., M.P.H.
	Average NEOs
	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$3,827,960	$1,667,352	$688,309	$685,422
Less, Value of Stock & Option Awards Reported in SCT(1)	(2,617,300)	(880,452)	(205,730)	(204,895)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	1,818,867	524,690	652,802	107,514
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	180,624	(956,215)	17,308	—
Plus, FMV of Awards Granted this Year That Vested this Year	155,544	77,967	—	107,266
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	(9,656)	(1,008,267)	2,765	—
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—

Compensation Actually Paid	$3,356,039	$(574,925)	$1,155,454	$695,307

(1)
Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our Common Stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s Common Stock.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 208	161	399	99
Peer Group Total Shareholder Return Amount	143	140	143	113
Net Income (Loss)	$ 58,000,000	$ 46,000,000	$ 46,000,000	$ 122,000,000
Company Selected Measure Amount	147	140	134	103
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6) The company selected measure is Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Thomas S. Lam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,217,562	$ 1,487,709	$ 6,857,194	$ 2,515,142
PEO Actually Paid Compensation Amount	$ 4,314,127	(5,920,199)	16,090,110	2,412,546
PEO Name	Thomas Lam
Brandon K. Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,311,250	15,302,775	9,006,157
PEO Actually Paid Compensation Amount	$ 13,561,755	997,261	15,536,119
PEO Name	Brandon K. Sim
Kenneth Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,863,527	2,521,773
PEO Actually Paid Compensation Amount			16,096,441	2,419,178
PEO | Thomas S. Lam [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,253,500)		(5,777,307)	(1,450,003)
PEO | Thomas S. Lam [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,298,000		5,875,821	1,486,990
PEO | Thomas S. Lam [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,330	(3,852,379)	4,920,552	(67,429)
PEO | Thomas S. Lam [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,265)	(3,555,529)	4,213,850	(72,154)
PEO | Thomas S. Lam [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brandon K. Sim [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,499,943)	(13,567,843)	(7,816,831)
PEO | Brandon K. Sim [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,243,092	6,778,744	13,976,639
PEO | Brandon K. Sim [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,821,347	(5,032,202)
PEO | Brandon K. Sim [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,597
PEO | Brandon K. Sim [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,412	(2,484,213)	370,154
PEO | Brandon K. Sim [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brandon K. Sim [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,777,307)	(1,450,003)
PEO | Kenneth Sim [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,875,819	1,486,991
PEO | Kenneth Sim [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,920,552	(67,429)
PEO | Kenneth Sim [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,213,850	(72,154)
PEO | Kenneth Sim [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,617,300)	(880,452)	(205,730)	(204,895)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,818,867	524,690	652,802	107,514
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,624	(956,215)	17,308
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,544	77,967		107,266
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,656)	(1,008,267)	2,765
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount